October 1, 1996
                                DREYFUS CALIFORNIA
                       INTERMEDIATE MUNICIPAL BOND FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED AUGUST 1, 1996
        THE FOLLOWING INFORMATION SUPERSEDES THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND":
        The Fund's primary portfolio manager is Monica Wieboldt. She has held that position since October 1, 1996 and has been employed by The Dreyfus Corporation since 1983.
                                                                    902s100196